Voyage Expenses and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2024
Voyage Expenses And Vessel Operating Expenses
Voyage Expenses and Vessel Operating Expenses

12. Voyage Expenses and Vessel Operating Expenses

Voyage expenses and vessel operating expenses consist of the following:

	For the years ended December 31,
	2024	2023	2022
Voyage expenses:
Commissions	$6,922	$3,833	$3,534
Bunkers	715	5,366	7,218
Port expenses	74	2,246	1,819
Other	2,479	410	414
Total	$10,190	$11,855	$12,985
Vessel operating expenses:
Crew costs and related costs	$31,013	$22,970	$19,041
Insurance expense	5,029	3,436	2,774
Spares, repairs, maintenance and other expenses	7,706	5,360	3,541
Stores and lubricants	5,824	4,547	3,366
Management fees (Note 5)	9,142	6,385	5,214
Other operating expenses	3,123	2,778	1,389
Total	$61,837	$45,476	$35,325